Provision for Credit Losses, Net of Increase in Guaranteed Recoverable Assets - Schedule of Provision for Credit Losses (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	¥ (105,216,440)	¥ (177,282,998)	¥ (238,084,863)
Home equity loans [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	(45,146,640)	57,110,646	(55,755,647)
Corporate loans [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	5,869,429	(31,271,295)	(24,693,114)
Debt securities [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	(545,807)	6,209,195	(10,565,475)
Guarantee liabilities [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	147,228,939	(149,512,430)	(145,049,258)
Interest and financing service fee receivables [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	(85,233,977)	5,020,090	7,947,030
Other Assets [Member]
Schedule of Provision for Credit Losses [Line Items]
Provision for credit losses	¥ (127,388,384)	¥ (64,839,204)	¥ (9,968,399)